Deposits, Prepayment and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Deposits, Prepayment and Other Receivables, Net [Abstract]
Schedule of Deposits, Prepayment and Other Receivables Cost, Net

Deposits, prepayment and other receivables cost, net consist of the following:

	December 31, 2025	December 31, 2024
Current
Other receivables	$33,442	$121,533
Deposits	199,935	73,917
Prepayment	120,542	197,706
Loan receivable from a third party (a)	75,000	-
Advanced payment to supplier	74,674	-
Less: allowance for expected credit loss	(5)	(4)
	$503,588	$393,152

Deposit with a digital asset broker	$34,987	$1,000,000

Receivables from agents	$794,116	$1,191,795

Deposit for land acquisition (b)	$4,614,749	$-

Non-current
Prepayment	$-	$33,333

(a)	The loan is unsecured, interest free and is repayable on demand.

(b)	No definitive agreement has been concluded to date regarding this deposit paid for the acquisition of land in Ras Al Khaimah, UAE.

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	December 31, 2025	December 31, 2024
Balance at beginning of the year	$(4)	$(14)
Provision during the year	(1)	-
Reversal of provision (Provision)	-	10
Ending balance	$(5)	$(4)